BORROWINGS (Long-Term Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 19, 2017	Jun. 30, 2014
Debt Instrument [Line Items]
Long-term bank borrowings	$ 144,487,400
Huaxia Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility	$ 115,300,000			$ 3,100,000
Fixed interest rate				16.00%
Weighted average interest rate	5.50%
Proceeds from Lines of Credit	$ 3,100,000
Bank of China [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility			$ 115,300,000
Amount repaid	35,400,000	$ 35,400,000	44,600,000
Amount of collateral					$ 61,300,000
Long-term bank borrowings	64.6	35,400,000	$ 70,700,000
Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility	$ 96,100,000
Interest rate spread over rate issued by People's Bank of China	20.00%
Amount repaid	$ 18,400,000	13,100,000
Fixed interest rate	5.90%		5.90%
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 54,900,000	$ 96,100,000
Proceeds from Lines of Credit	$ 21,900,000
Chongqing Rural Commercial Bank [Member] | Facility One [Member]
Debt Instrument [Line Items]
Maximum borrowing amount of credit facility	$ 76,800,000
Bank Facilities [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.90%	5.80%	44.60%
Long-term bank borrowings	$ 144,487,400	$ 162,347,163
Bank Facilities [Member] | Huaxia Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	3,074,200	0
Bank Facilities [Member] | Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	0	33,118,850
Bank Facilities [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 141,413,200	$ 129,228,313